Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	SFr 1,013	SFr 596
Debt Securities, Available-for-sale, Allowance for Credit Loss	0
Gross unrealized gains, Debt securities	0	11
Gross unrealized losses, Debt securities	8	0
Fair value, Debt securities	1,005	607
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	2	3
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2	3
Corporate debt securities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	1,011	593
Gross unrealized gains, Debt securities	0	11
Gross unrealized losses, Debt securities	8	0
Fair value, Debt securities	1,003	604
Bank
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	1,011	595
Debt Securities, Available-for-sale, Allowance for Credit Loss	(0)
Gross unrealized gains, Debt securities	0	10
Gross unrealized losses, Debt securities	8	0
Fair value, Debt securities	1,003	605
Bank | Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	0	1
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	0	1
Bank | Corporate debt securities
Available-for-sale securities
Amortized cost, before allowance for credit losses, Debt Securities	1,011	594
Gross unrealized gains, Debt securities	0	10
Gross unrealized losses, Debt securities	8	0
Fair value, Debt securities	SFr 1,003	SFr 604